Pension and Postretirement Benefits (Accumulated and Projected Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Benefit Obligation	$ 640,162	$ 518,443
Accumulated benefit obligation	623,169	510,302
Fair value of plan assets	$ 473,801	$ 379,351